                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one):    [  ] is a restatement
                                    [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    GEM Capital Management, Inc.
Address: 70 East 55th Street - 12th Floor
         New York, New York 10022

13F File Number:   28-2943

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gerald B. Unterman
Title:  President
Phone:  (212) 753-0700
Signature, Place, and Date of Signing:


/s/  Gerald B. Unterman       New York, New York        August 12, 2003

Report Type   (Check only one):

[ X ]   13F HOLDINGS REPORT
[   ]   13F NOTICE
[   ]   13F COMBINATION REPORT

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                              FORM 13F SUMMARY PAGE

                                 Report Summary


Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:       21

Form 13F Information Table Value Total:      $36,365

List of Other Included Managers:              None

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                           FORM 13F INFORMATION TABLE




NAME OF         TITLE OF     CUSIP        VALUE      SHARES/    SH/PRN  PUT/ INVSTMT  OTHER    VOTING    VOTING    VOTING
ISSUER          CLASS                     (x$1000)   PRN AMT            CALL DSCRETN  MANAGERS AUTHORITY AUTHORITY AUTHORITY

                                                                                                SOLE     SHARED    NONE
--------------- ------------ ------------ ---------- ---------- ------- ---- -------- -------- --------- --------- ----------

Agilent         DBCV 3.00%   00846UAB7    122        125,000    PRN          SOLE              0         0         0
Tech-nologies
Inc.

--------------- ------------ ------------ ---------- ---------- ------- ---- -------- -------- --------- --------- ----------

American        DBCV         026874AP2    1,413      2,165,000  PRN          SOLE              0         0         0
Intl Group      11/31
Inc.

--------------- ------------ ------------ ---------- ---------- ------- ---- -------- -------- --------- --------- ----------

Cephalon Inc.   NOTE 2.5%    156708AE9    143        155,000    PRN          SOLE              0         0         0

--------------- ------------ ------------ ---------- ---------- ------- ---- -------- -------- --------- --------- ----------

CNF TRI         TECONS       12612V205    425        9,300      SH           SOLE              9,300     0         0
                SER A
--------------- ------------ ------------ ---------- ---------- ------- ---- -------- -------- --------- --------- ----------

Devon Energy    DEB 4.95%    25179MAB9    230        225,000    PRN          SOLE              0         0         0
Corp.
--------------- ------------ ------------- --------- ---------- ------- ---- -------- -------- --------- --------- ----------

Echostar        SB NT        278762AD1     345       348,000    PRN          SOLE              0         0         0
Commun.         CV 4.875%
                07
--------------- ------------ ------------- --------- ---------- ------- ---- -------- -------- --------- --------- ----------

Electronics     DB CV        284745AA4     2,578     2,500,000  PRN          SOLE              0         0         0
for Imaging     1.5%
Inc.
--------------- ------------ ------------- --------- ---------- ------- ---- -------- -------- --------- --------- ----------

NAME OF         TITLE OF     CUSIP        VALUE      SHARES/    SH/PRN  PUT/ INVSTMT  OTHER    VOTING    VOTING    VOTING
ISSUER          CLASS                     (x$1000)   PRN AMT            CALL DSCRETN  MANAGERS AUTHORITY AUTHORITY AUTHORITY

                                                                                                SOLE     SHARED    NONE
--------------- ------------ ------------ ---------- ---------- ------- ---- -------- -------- --------- --------- ----------

Ford Motor      PFD TR       345395206     5,194     119,530    SH           SOLE              119,530   0         0
Corp.           CV 6.5%
CAP TR II
--------------- ------------ ------------- --------- ---------- ------- ---- -------- -------- --------- --------- ----------

General         DEB          370442733     76        3,400      SH           SOLE              3,400     0         0
Motors          SR
Corp.           CVB
--------------- ------------ ------------- --------- ---------- ------- ---- -------- -------- --------- --------- ----------

Invitrogen      Note         46185RAD2     324       350,000    PRN          SOLE              0         0         0
Corp.           2.25%

--------------- ------------ ------------- --------- ---------- ------- ---- -------- -------- --------- --------- ----------

IVAX            NOTE 5.50%   465823AD4     181       180,000    PRN          SOLE              0         0         0
Corp.

--------------- ------------ ------------- --------- ---------- ------- ---- -------- -------- --------- --------- ----------

Lucent          DB CV        549463AG2     2,039     2,250,000  PRN          SOLE              0         0         0
Technol-        2.75% 6/23
ogies Inc.
--------------- ------------ ------------- --------- ---------- ------- ---- -------- -------- --------- --------- ----------

Lucent          DB CV        549463AH0     148       160,000    PRN          SOLE              0         0         0
Technol-        2.75%
ogies Inc.      6/23
--------------- ------------ ------------- --------- ---------- ------- ---- -------- -------- --------- --------- ----------

National        CAP UTS      632525309     2,878     74,105     SH           SOLE              74,105    0         0
Australia       EXCH LB
Bank Ltd.
--------------- ------------ ------------- --------- ---------- ------- ---- -------- -------- --------- --------- ----------

Nextel          NOTE         65332VAT0     4,863     4,875,000  PRN          SOLE              0         0         0
Comm.           4.75%
--------------- ------------ ------------- --------- ---------- ------- ---- -------- -------- --------- --------- ----------

Nextel          NOTE         65332VAY9     344      366,000     PRN          SOLE              0         0         0
Comm.           5.25%

--------------- ------------ ------------ ---------- ---------- ------- ---- -------- -------- --------- --------- ----------

NAME OF         TITLE OF     CUSIP        VALUE      SHARES/    SH/PRN  PUT/ INVSTMT  OTHER    VOTING    VOTING    VOTING
ISSUER          CLASS                     (x$1000)   PRN AMT            CALL DSCRETN  MANAGERS AUTHORITY AUTHORITY AUTHORITY

                                                                                                SOLE     SHARED    NONE
--------------- ------------ ------------ ---------- ---------- ------- ---- -------- -------- --------- --------- ----------

Pogo            NOTE         730448AE7     11       11,000      PRN          SOLE              0         0         0
Producting      5.5%
Corp.
--------------- ------------ ------------- -------- ----------- ------- ---- -------- -------- --------- --------- ----------

Sovereign       COM          845905108     5,958    380,684     SH           SOLE              380,684   0         0
Bancorp
Inc.
--------------- ------------ ------------- -------- ----------- ------- ---- -------- -------- --------- --------- ----------

Telefonos de    DB CV        879403AD5     2,898    2,590,000   PRN          SOLE              0         0         0
Mexico          4.25%
--------------- ------------ ------------- -------- ----------- ------- ---- -------- -------- --------- --------- ----------

Travelers       NT           89420G307     6,003    250,130     SH           SOLE              250,130   0         0
Property        CV
Cas. Corp.      JR
--------------- ------------ ------------- -------- ----------- ------- ---- -------- -------- --------- --------- ----------

Young &         NOTE 3.00%   987425AC9     192      193,000     PRN          SOLE              0         0         0
Rubicam Inc.

--------------- ------------ ------------- -------- ----------- ------- ---- -------- -------- --------- --------- ----------